October 22, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Laudus U.S. Large Cap Growth Fund (the “Fund”)
a series of Laudus Trust (the “Registrant”)
(File Nos. _033-21677 and 811-05547)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated October 4, 2013, to the Fund’s prospectus, dated July 29, 2013, as supplemented September 10, 2013 and October 4, 2013. Any questions or comments on this filing should be directed to the undersigned at (415) 667-0650.

Very truly yours,

/s/ Catherine MacGregor
Catherine MacGregor
Vice President and Chief Legal Counsel